Concentration of Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Risk

NOTE 13. CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. As of December 31, 2017 and 2016, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in Mainland China and Hongkong, which management believes are of high credit quality.

Currency convertibility risk

Significant part of the Company’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary and VIEs to transfer its net assets, which to the Company through loans, advances or cash dividends.

Concentration of customers

There was no customer whose revenue accounts for more than 10% of total revenue for the year ended December 31, 2017. Six customers have outstanding accounts receivable balances that accounts for 22.3%,18.8%, 14.1%, 12.9%, 10.7% and 10.2% of the total accounts receivable balance as of December 31, 2017, respectively.

There was no customer whose revenue accounts for more than 10% of total revenue for the year ended December 31, 2016. Two customers have outstanding accounts receivable balances that accounts for 15.0% and 12.5% of the total accounts receivable balance as of December 31, 2016, respectively

Two customers accounted for 11.7% and 10.5% of total revenue for the year ended December 31, 2015, respectively. Their outstanding accounts receivable balance for these customers was 3.2%, 17.1% of the total accounts receivable balance as of December 31, 2015, respectively. Other three customers have accounts receivable balances that accounts for 15.2%, 15.2% and 10.4% of the total accounts receivable balance as of December 31, 2015, respectively.